Regulatory Capital Requirements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank [Member]
Conservation buffer	25.00%	25.00%
Non-Cumulative Series A Preferred Stock [Member]
Preferred stock, liquidation value	$ 1,500,000	$ 1,500,000.0